Income Taxes (Difference between tax provision and tax benefit) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Pretax Income From Taxable Subsidiaries			$ 78,561	$ 49,253	$ 41,943
Federal provision at statutory tax rate (35%)			27,496	17,238	14,680
State and local taxes, net of federal benefit			7,409	4,303	4,246
Amortization of intangible assets			486	854	855
Other			286	272	101
Tax provision - taxable subsidiaries			35,677	22,667	19,882
Other state, local and foreign taxes			1,537	3,148	2,902
Total Provision	$ 1,695	$ 7,567	$ 37,214	$ 25,815	$ 22,784
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Income tax rate - Federal			35.00%	35.00%	35.00%
Income tax rate - State and local			9.40%	8.70%	10.10%
Income tax rate - Amortization of intangible assets			0.60%	1.70%	2.00%
Income tax rate - Other			0.40%	0.60%	0.30%
Income tax rate - Total			45.40%	46.00%	47.40%